Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Restructuring And Related Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	57 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Severance and other employee related costs		$ 77,796
Facility consolidation costs		40,650
Other exit costs, professional fees, and other		19,054
Loan portfolio divestiture		7,672
Mortgage banking expense on servicing sales		21,175
Net loss on divestitures		1,147
Impairment of premises and equipment		22,375
Impairment of intangible assets		48,231
Impairment of other assets	4,100	40,492
Other		7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2011		$ 286,166